Reserves - Reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation	$ (1,446)	$ (483)	$ 443
Foreign exchange arising on designated liabilities in net investment hedges	(282)	(321)	573
Fair value movements on derivatives designated in net investment hedges	(8)	34	8
Foreign exchange arising on net investment hedges	102
Borrowings	29,232	30,781	20,380
Foreign exchange change arising on contingent consideration liabilities	(384)
Derivative financial instruments	87	83	142
Cumulative gain (loss) on cost of hedging	(3)	4	9
Gain (loss) on cost of hedging	(7)	(6)	9
Foreign currency translation reserve from net investment hedging relationships for which hedge accounting is no longer applied	527
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £					£ 1,255
Reserve from redenomination of share capital				$ 157
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within Retained earnings, beginning of period	(1,934)	(1,143)	(2,189)
Foreign exchange arising on consolidation	(1,446)	(483)	443
Exchange adjustments on goodwill (recorded against other reserves)	(24)	(21)	22
Foreign exchange arising on designated liabilities in net investment hedges	(282)	(321)	573
Fair value movements on derivatives designated in net investment hedges	(8)	34	8
Net exchange movement in retained earnings	(1,760)	(791)	1,046
Cumulative translation differences included within Retained earnings, end of period	(3,694)	$ (1,934)	$ (1,143)
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(369)
Almirall
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	$ (15)
5.75% Non-callable bond due 2031
Disclosure of reserves within equity [line items]
Interest rate on borrowings	5.75%
0.875% Non-callable bond due 2021
Disclosure of reserves within equity [line items]
Interest rate on borrowings	0.875%	0.875%	0.875%
Cash flow hedges [member] | Cross currency swaps
Disclosure of reserves within equity [line items]
Derivative financial instruments			$ 43